Basic and diluted loss per share - Computation of basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (210,267)	$ (249,752)	$ (414,153)
Denominator:
Weighted-average number of ordinary shares outstanding used in calculating basic loss per Class A and Class B ordinary share	7,042,820,966	4,072,386,826	2,579,202,596
Weighted-average number of ordinary shares outstanding used in calculating diluted loss per Class A and Class B ordinary share	7,042,820,966	4,072,386,826	2,579,202,596
Basic loss per Class A and Class B ordinary share (US$ cent per share)	$ (2.99)	$ (6.13)	$ (16.06)
Diluted loss per Class A and Class B ordinary share (US$ cent per share)	$ (2.99)	$ (6.13)	$ (16.06)
Class A and Class B ordinary share
Denominator:
Weighted-average number of ordinary shares outstanding used in calculating basic loss per Class A and Class B ordinary share	7,042,820,966	4,072,386,826	2,579,202,596
Weighted-average number of ordinary shares outstanding used in calculating diluted loss per Class A and Class B ordinary share	7,042,820,966	4,072,386,826	2,579,202,596
Basic loss per Class A and Class B ordinary share (US$ cent per share)	$ (2.99)	$ (6.13)	$ (16.06)
Diluted loss per Class A and Class B ordinary share (US$ cent per share)	$ (2.99)	$ (6.13)	$ (16.06)